Annual Total Returns[BarChart] - Emerging Markets Opportunities - Institutional	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.06%	(1.45%)	(8.80%)	4.49%	38.91%	(14.76%)	14.83%	16.46%